Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of interest rate swaps
A summary of interest rate swaps outstanding at December 31, 2012, follows:
Fixed-to-Floating Interest Rate Swaps

Notional amount	Fixed interest rate received	Floating interest rate paid	Basis for contracted floating interest rate paid
$200	4.90%	2.67%	6 month LIBOR + 2.15%
100	5.95%	3.26%	6 month LIBOR + 2.60%
150	5.30%	4.47%	1 month LIBOR + 4.26%
415	5.60%	3.70%	6 month LIBOR + 3.18%
300	6.95%	5.38%	3 month LIBOR + 5.07%
25	8.875%	4.36%	6 month LIBOR + 3.84%
25	7.625%	3.12%	6 month LIBOR + 2.48%
50	7.65%	3.09%	6 month LIBOR + 2.57%
25	5.45%	0.88%	6 month LIBOR + 0.28%

Floating to fixed interest rate swaps	Floating-to-Fixed Interest Rate Swaps

Notional amount	Floating interest rate received	Fixed interest rate paid	Basis for contracted floating interest rate received
$300	0.31%	0.76%	3 month LIBOR

Fair value of derivative financial instruments recognized in the Consolidated Balance Sheet
The fair value of derivative financial instruments recognized in the Consolidated Balance Sheets follows:

	Notional amount	Other current assets	Other long-term assets	Other current liabilities	Other long-term liabilities	Type of hedge	Term
December 31, 2012
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$1,290	$2	$85	$—	$—	Fair value	6 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	—	2	Cash flow	1 year
Currency exchange contracts	451	9	—	4	—	Cash flow	12 to 36 months
Commodity contracts	17	—	—	—	—	Cash flow	12 months
Total		$11	$85	$4	$2

Derivatives not designated as hedges
Currency exchange contracts	$4,997	$23		$31			12 months
Commodity contracts	19	1		—			12 months
Total		$24		$31

December 31, 2011
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$940	$—	$68	$—	$2	Fair value	1 to 22 years
Floating-to-fixed interest rate swaps	300	—	—	—	—	Cash flow	2 years
Currency exchange contracts	308	4	—	9	—	Cash flow	12 to 36 months
Commodity contracts	47	—	—	7	—	Cash flow	12 months
Total		$4	$68	$16	$2

Derivatives not designated as hedges
Currency exchange contracts	$2,954	$18		$14			12 months
Commodity contracts	57	—		12			12 months
Total		$18		$26

Amounts recognized in Accumulated other comprehensive income (loss)
Amounts recognized in Accumulated other comprehensive loss follow:

	2012		2011
	Gain (loss) recognized in Accumulated other comprehensive loss	Gain (loss) reclassified from Accumulated other comprehensive loss	Gain (loss) recognized in Accumulated other comprehensive loss	Gain (loss) reclassified from Accumulated other comprehensive loss
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$(3)	$(1)	$—	$—
Currency exchange contracts	12	1	(10)	(6)
Commodity contracts	1	(7)	(12)	6
Derivatives designated as net investment hedges
Cross currency swaps	—	—	1	—
Total	$10	$(7)	$(21)	$—

Amounts recognized in net income
Amounts recognized in net income follow:

	2012	2011
Derivatives designated as fair value hedges
Fixed-to-floating interest rate swaps	$21	$24
Related long-term debt converted to floating interest rates by interest rate swaps	(21)	(24)
	$—	$—